Property and Equipment, Net (Details Narrative) (Marketing Analysts, LLC and Affiliate) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 83,597	$ 39,344	$ 349,264	$ 280,872
Marketing Analysts, LLC and Affiliate [Member]
Depreciation expense			$ 3,618	$ 2,524